Shareholder Report, Line Graph (Details) 192545_LifeX Durable Income ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Jan. 08, 2024	Dec. 31, 2025
LifeX Durable Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name			LifeX Durable Income ETF NAV
Accumulated Value	$ 9,767	$ 10,000	$ 10,233
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Accumulated Value	$ 10,129	$ 10,000	$ 10,768